Share-based compensation - Changes in stock options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options outstanding, beginning of period (in shares) | shares	145,621	173,251
Number of stock options granted (in shares) | shares	5,300	6,880
Number of stock options exercised (in shares) | shares	(16,800)	(7,300)
Number of stock options expired (in shares) | shares	(31,590)	(27,210)
Number of stock options outstanding, end of period (in shares) | shares	102,531	145,621
Weighted average exercise price of stock options outstanding, beginning of period (in usd per share) | $ / shares	$ 45.25	$ 49.44
Weighted average exercise price of stock options granted (in usd per share) | $ / shares	48.49	38.79
Weighted average exercise price (in usd per share) | $ / shares	34.59	34.59
Weighted average exercise price of stock options expired (in usd per share) | $ / shares	55.66	73.13
Weighted average exercise price of stock options outstanding, end of period (in usd per share) | $ / shares	$ 43.96	$ 45.25